Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Common Stock
Common Stock
Authorized, Issued, and Outstanding Common Shares
The Company’s common stock has a par value of $0.001 per share and consists of 125,000,000 authorized shares at March 31, 2015, and December 31, 2014; 8,527,210 and 8,512,103 shares were issued and outstanding at March 31, 2015, and December 31, 2014, respectively. The following table summarizes common stock share activity for the three months ended March 31, 2015:

Shares of Common Stock
Balance, December 31, 2014	8,512,103
Common stock issued through employee stock purchase plan	15,107
Balance, March 31, 2015	8,527,210

Shares Reserved for Future Issuance
The Company had reserved shares of common stock for future issuance as follows:

	March 31, 2015	December 31, 2014
Outstanding stock options	575,416	615,322
Outstanding Series C-1 Preferred warrants	14,033	14,033
For possible future issuance under 2014 Equity Incentive Plan (Note 8)	561,000	180,610
For possible future issuance under Employee Stock Purchase Plan (Note 8)	52,050	37,746
For possible future issuance under 2015 Inducement Plan (Note 8)	450,000	—
Total common shares reserved for future issuance	1,652,499	847,711
Common Stock Warrants
The Company had outstanding common stock warrants issued in connection with the Note and Warrant Purchase Agreements (Note 4) and in connection with certain convertible preferred stock agreements (Note 6).
The December 2011 Note and Warrant Purchase Agreement included warrants to purchase 26,000 shares of the Company’s common stock at $0.20 per share. The warrants could be exercised for shares of common stock, in accordance with their terms. The number of shares of common stock that could be purchased by exercising the warrants would vary based on the event that occurred and would be calculated in accordance with the December 2011 Note and Warrant Purchase Agreements (Note 4).
On December 11, 2013, holders of the June 2013 Notes exercised their rights under the June 2013 Note and Warrant Agreement to receive warrants to purchase shares of the Company’s common stock. As a result of this exercise, the Company issued warrants to purchase 88,987 shares of the Company’s common stock to the holders of the June 2013 Notes at an exercise price of $0.20 per share. These warrants were exercisable until June 28, 2018, and were exercised in connection with the IPO.
On December 11, 2013, in connection with the Series D-2 Convertible Preferred Stock offering, the Company issued warrants to purchase 87,532 shares of the Company’s common stock at an exercise price of $0.20 per share. These warrants were exercisable until December 11, 2018, and were exercised in connection with the IPO. In addition, as a result of the conversion of the principal and interest outstanding on the 2011-2012 Notes into Series D-1 Preferred and Series D-2 Preferred (Note 4), in accordance with the amended terms of the agreement, the number of common shares underlying the warrants issued in connection with the 2011-2012 Notes was increased by 54,120 to a total of 80,120.
In connection with the consummation of the IPO in May 2014, the outstanding common stock warrants were exercised at an exercise price of $0.20 per share and the holders received 275,687 shares of common stock.
All previously described warrants met the definition of a derivative financial instrument and were accounted for as derivatives. The warrants were stated at fair value at each reporting period end date prior to being exercised in May 2014 in conjunction with the Company’s IPO. The combined fair value of the common stock warrant derivative liabilities, including warrants issued with the sale of Series D-2 Preferred, was $12,200 as of December 31, 2013, and then decreased to $9,998 as of March 31, 2014. The combined fair value of the common stock warrant derivative liabilities continued to decrease in the second quarter of 2014 to $2,701 as of May 2, 2014, and this amount was settled to additional paid in capital on that date as the warrants were exercised in conjunction with the Company's IPO. The fair value adjustment of the long-term derivative liability was recorded as other income in the amounts of $0 and $3,108 for the three months ended March 31, 2015 and March 31, 2014, respectively.

Common Stock
Authorized, Issued, and Outstanding Common Shares
The Company’s common stock has a par value of $0.001 per share and consists of 125,000,000 authorized shares and 70,000,000 authorized shares as of December 31, 2014, and December 31, 2013, respectively; 8,512,103 and 334,068 shares were issued and outstanding as of December 31, 2014, and December 31, 2013, respectively. The following table summarizes common stock share activity for the years ended December 31, 2014 and 2013:

Shares of Common Stock
Balance, December 31, 2012	335,782
Exercise of stock options	220
Repurchase of common stock	(1,934)
Balance, December 31, 2013	334,068
Exercise of stock options	416
Conversion of preferred stock	1,691,884
Exercise of common stock warrants	275,687
Common stock issued through IPO	6,200,000
Common stock issued through employee stock purchase plan	10,048
Balance, December 31, 2014	8,512,103

Shares Reserved for Future Issuance
The Company had reserved shares of common stock for future issuance as follows:

	As of	As of
	December 31, 2014	December 31, 2013
For conversion of Series A Preferred, Series B Preferred, Series C Preferred, Series C-2 Preferred, Series D-1 Preferred, and Series D-2 Preferred and exercise of warrants to purchase Series C-1 Preferred and subsequent conversion of the shares purchased	—	1,675,812
Outstanding stock options	615,322	137,610
Outstanding common stock warrants	—	257,242
Outstanding Series C-1 convertible preferred stock warrants	14,033	13,879
For possible future issuance under stock option plan	180,610	49,734
For possible future issuance under employee stock purchase plan	37,746	—
Total common shares reserved for future issuance	847,711	2,134,277

Liquidation Rights
In the event of any liquidation or dissolution of the Company, the holders of the common stock are entitled to share ratably with holders of the series of outstanding preferred stock, on an as-if-converted to common stock basis, in the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of the outstanding preferred stock.
Dividends and Voting Rights
The holders of the common stock are entitled to receive dividends if and when declared by the Company, but not until all dividends on the preferred stock have been either (i) paid or (ii) declared and the Company has set aside the funds to pay those dividends declared. The holders of the common stock have the right to one vote per share.
Common Stock Warrants
The Company had outstanding common stock warrants issued in connection with the Note and Warrant Purchase Agreements (Note 7) and in connection with certain convertible preferred stock agreements (Note 9).
The December 2011 Note and Warrant Purchase Agreement included warrants to purchase 26,000 shares of the Company’s common stock at $0.20 per share. The warrants could be exercised for shares of common stock, in accordance with their terms. The number of shares of common stock that could be purchased by exercising the warrants would vary based on the event that occurred and would be calculated in accordance with the December 2011 Note and Warrant Purchase Agreements (Note 7).
On December 11, 2013, holders of the June 2013 Notes exercised their rights under the June 2013 Note and Warrant Agreement to receive warrants to purchase shares of the Company’s common stock. As a result of this exercise, the Company issued warrants to purchase 88,987 shares of the Company’s common stock to the holders of the June 2013 Notes at an exercise price of $0.20 per share. These warrants were exercisable until June 28, 2018, and would terminate unless exercised prior to an IPO.
On December 11, 2013, in connection with the first Series D-2 Preferred offering, the Company issued warrants to purchase 87,532 shares of the Company’s common stock at an exercise price of $0.20 per share. These warrants were exercisable until December 11, 2018, and would terminate unless exercised prior to an IPO. In addition, as a result of the conversion of the principal and interest outstanding on the 2011-2012 Notes into Series D-1 Preferred and Series D-2 Preferred (Note 7), in accordance with the amended terms of the agreement, the number of common shares underlying the warrants issued in connection with the 2011-2012 Notes was increased by 54,120 to a total of 80,120.
On January 31, 2014, in connection with the second Series D-2 Preferred offering, the Company issued warrants to purchase 19,048 shares of the Company’s common stock at $0.20 per share.
In connection with the consummation of the IPO in May 2014, substantially all outstanding common stock warrants were exercised at an exercise price of $0.20 per share and the holders received 275,687 shares of common stock.
All previously described warrants met the definition of a derivative financial instrument and were accounted for as derivatives. The combined fair value of the common stock warrant derivative liabilities, including warrants issued with the sale of Series D-2 Preferred, was $2,701 as of May 2, 2014, and this amount was settled to additional paid in capital on that date. The combined fair value of the common stock warrant derivative liabilities was $12,200 as of December 31, 2013, which was recorded as a long-term derivative liability in the accompanying balance sheet. The fair value adjustment of the long-term derivative liability was recorded as other (income) expense in the amount of $(10,442) and $8,007 for years ended December 31, 2014 and 2013, respectively. As discussed in Note 9, the fair value of the warrants issued in connection with the Company’s Series D-2 Preferred offering in January 2014 was $362 above the face amount of the Series D-2 Preferred. This excess was expensed in the year ended December 31, 2014, and, as a result, the net fair value adjustment presented in the accompanying statements of operations for the year ended December 31, 2014 was income of $10,080.